ENTITY-WIDE DISCLOSURE (Schedule of Revenues From Principal Customers) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue, Major Customer [Line Items]
Total revenues	$ 752	$ 109	$ 1,497	$ 557
Revenue [Member] | Customers [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Total revenues		22		72
Revenue [Member] | Customers [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Total revenues		86	14	350
Revenue [Member] | Customers [Member] | Customer C [Member]
Revenue, Major Customer [Line Items]
Total revenues		1		135
Revenue [Member] | Customers [Member] | Customer D [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 752		$ 1,434